Right-of-Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	₺ 3,990,614	₺ 3,814,556
Interest expense on lease liabilities	831,599	911,081
Depreciation and amortization expenses	4,159,469	4,643,060
Right-of-use assets	6,136,092	₺ 8,054,305	₺ 10,359,936
Assets held for sale
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₺ 1,327,438